CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount
The net carrying amount of the Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2018
Convertible Notes	442,750	(96,371)	(8,602)	337,777

The net carrying amount of the equity component of the Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2018
Convertible notes	105,375	(48,337)	57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year Ended December 31,
2018
Amortization of debt discount and issuance costs	10,004